RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 09, 2020	Jan. 13, 2020	Jul. 31, 2010	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 29, 2020	Sep. 20, 2020	Sep. 14, 2020	Jul. 31, 2020	Jul. 10, 2020	Jul. 01, 2020	Jun. 09, 2020	May 29, 2020	May 20, 2020	May 19, 2020	May 11, 2020	May 08, 2020	May 04, 2020	May 01, 2020	Apr. 28, 2020	Mar. 13, 2020	Mar. 01, 2020	Jan. 29, 2020	Jan. 01, 2020
Revenue					$ 5,100
Stock issued for services					18,757
Accounts payable for settlement					64,024
Settlement of debt with related parties					426,987
Convertible Notes Payable - Related Party					5,508	$ 760
Accounts payable and accrued expenses to related party					444,246	80,664
Deferred Revenue - related party					11,333	0
Payments on convertible notes payable, related party					14,122	3,011
Forgiveness of interest, related party					$ 0	9,282
Options issued to purchase common stock					11,300,000
Share price					$ 0.50
Debt discount					$ 0	$ 0
Fair value of warrants issued					$ 283
Willy A. Saint-Hilaire [Member]
Convertible notes payable							$ 23,175
Options issued to purchase common stock					1,000,000																	1,000,000	1,000,000
Share price					$ 0.000025																	$ 0.000025	$ 0.000025
Options exercise price					$ 0.60																	$ 0.60	$ 0.60
Services received																								$ 100
Debt discount							$ 23,175
Shares issued upon conversion							23,175
Fair value of warrants issued					$ 25																	$ 25
Mohammad Sadrolashrafi [Member]
Options issued to purchase common stock					500,000												500,000
Share price	$ 0.50				$ 0.000025												$ 0.000025
Options exercise price					$ 0.60												$ 0.60
Common stock purchased shares, Shares	30,000
Common stock purchased shares, Amount	$ 15,000
Fair value of warrants issued					$ 5												$ 13
Theresa Kitt [Member]
Options issued to purchase common stock					200,000							200,000
Share price					$ 0.000025							$ 0.000025
Options exercise price					$ 0.60							$ 0.60
Fair value of warrants issued					$ 5							$ 5
Brian Colvin [Member]
Options issued to purchase common stock																		1,000,000
Share price																		$ 0.000025
Options exercise price																		$ 0.60
Malcolm Ziman [Member]
Options issued to purchase common stock					200,000													200,000
Share price					$ 0.000025													$ 0.000025
Options exercise price					$ 0.60													$ 0.60
Fair value of warrants issued					$ 5													$ 5
American Video Teleconferencing Corp (AVOT) [Member]
Services received									$ 150
Services Agreement [Member] | American Video Teleconferencing Corp (AVOT) [Member] | September 1, 2020 [Member]
Deferred Revenue - related party					$ 11,337
Restricted shares of common stock					17,000,000
Total compensation					$ 17,000
Recognized revenue					5,663
Stock for related party service rendered					$ 17,000
Note Conversion Agreement [Member] | Willy A. Saint-Hilaire [Member]
Convertible notes payable			$ 17,633
Debt interest			$ 859
Shares issued upon conversion			36,984
Conversion Price per share			$ 0.50
Mike Zaman [Member]
Options issued to purchase common stock					1,000,000															1,000,000
Share price					$ 0.000025															$ 0.000025
Options exercise price					$ 0.60															$ 0.60
Managerial services																									$ 20,000
Fair value of warrants issued					$ 25
Shahram Khial One [Member]
Options issued to purchase common stock					500,000						500,000
Share price					$ 0.000025						$ 0.000025
Options exercise price					$ 0.60						$ 0.60
Fair value of warrants issued					$ 13						$ 13
Ybelka Saint Hilaire [Member]
Options issued to purchase common stock					200,000									200,000
Share price					$ 0.000025									$ 0.000025
Options exercise price					$ 0.60									$ 0.60
Fair value of warrants issued					$ 5									$ 5
Willy Rafael Saint-Hilaire [Member]
Options issued to purchase common stock					200,000										200,000
Share price					$ 0.000025										$ 0.000025
Options exercise price					$ 0.60										$ 0.60
Fair value of warrants issued					$ 5										$ 5
Marvin A Saint-Hilaire [Member]
Options issued to purchase common stock					100,000											100,000
Share price					$ 0.000025											$ 0.000025
Options exercise price					$ 0.60											$ 0.60
Fair value of warrants issued					$ 3											$ 3
Joan R. Saint-Hilaire [Member]
Options issued to purchase common stock					100,000											100,000
Share price					$ 0.000025											$ 0.000025
Options exercise price					$ 0.60											$ 0.60
Fair value of warrants issued					$ 3											$ 3
Brett Matus [Member]
Options issued to purchase common stock					200,000													200,000
Share price					$ 0.000025													$ 0.000025
Options exercise price					$ 0.60													$ 0.60
Fair value of warrants issued					$ 5													$ 5
Jacob Colvin [Member]
Options issued to purchase common stock					200,000													200,000
Share price					$ 0.000025													$ 0.000025
Options exercise price					$ 0.60													$ 0.60
Fair value of warrants issued					$ 5													$ 5
Arnulfo Saucedo-Bardan [Member]
Options issued to purchase common stock					1,000,000														1,000,000
Share price					$ 0.000025														$ 0.000025
Options exercise price					$ 0.60														$ 0.60
Fair value of warrants issued					$ 25														$ 25
Shahram Khial [Member]
Options issued to purchase common stock					500,000																500,000
Share price					$ 0.000025																$ 0.000025
Options exercise price					$ 0.60																$ 0.60
Fair value of warrants issued					$ 13																$ 13
Kenneth Cornell Bosket [Member]
Options issued to purchase common stock					1,000,000								1,000,000
Share price					$ 0.000025								$ 0.000025
Options exercise price					$ 0.60								$ 0.60
Managerial services																									5,000
Fair value of warrants issued					$ 25
Montse Zaman [Member]
Options issued to purchase common stock					1,000,000															1,000,000
Share price					$ 0.000025															$ 0.000025
Options exercise price					$ 0.60															$ 0.60
Managerial services																									$ 5,000
Fair value of warrants issued					$ 25
Convertible Notes Payable [Member]
Share price					$ 1.00
Convertible Notes Payable [Member] | Willy A. Saint-Hilaire [Member]
Conversion Price per share										$ 0.50
Debt discount								$ 23,175
Convertible Notes Payable [Member] | Mike Zaman [Member]
Payments on convertible notes payable, related party		$ 760
Forgiveness of interest, related party				$ 7,200